Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 06, 2020
Entity Registrant Name	dei_EntityRegistrantName	LEUTHOLD FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001000351
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 06, 2020
Prospectus Date	rr_ProspectusDate	Jan. 06, 2020
Leuthold Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Leuthold Core ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Leuthold Core ETF (the “Fund”) seeks capital appreciation and income (or “total return”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/31/21
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the net Total Annual Fund Operating Expenses After Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses for the remaining years. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed “exchange-traded fund of funds” and seeks to achieve its objective by investing primarily in other registered investment companies, including other actively-managed exchange-traded funds (“ETFs”) and index-based ETFs (collectively, “Underlying Funds”), that provide exposure to a broad range of asset classes. The Fund will not invest more than 25% in any Underlying Fund. The Underlying Funds may invest in equity securities of U.S. or foreign companies; debt obligations of U.S. or foreign companies or governments; or investments such as volatility indexes and managed futures. The Fund allocates its assets across asset classes, geographic regions, and industries, subject to certain diversification and liquidity considerations. The Fund’s investments in foreign countries may include exposure to emerging markets.  The Fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies.
The Fund considers a number of factors when making its allocations, including economic conditions and monetary factors, inflation and interest rate levels and trends, investor confidence, and technical stock market measures. Specifically, the Fund uses a disciplined, unemotional, quantitative investment approach that is based on the belief investors can achieve superior investment performance through sector selection. Pursuant to this approach, the investment adviser believes that as shifts among industry sectors in the equity market have become more dramatic, sector selection has become an important aspect in determining investment performance. The investment adviser considers a sector to be a collection of stocks whose investment performance tends to be similarly influenced by a variety of factors. Examples include “Information Technology,” “Health Care,” and “Consumer Discretionary.” The investment adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in sectors which the Adviser believes are the most attractive.
Section 12(d)(1)(A) of the Investment Company Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the Investment Company Act and the rules and regulations thereunder. As permitted by the Securities and Exchange Commission in the adopting release for Rule 6c-11, the Fund is permitted to invest in both affiliated and unaffiliated investment companies, including Underlying Funds in excess of the limits in Section 12 of the Investment Company Act subject to the terms and conditions in recent ETF exemptive orders.
The Fund expects that normally:

•
30% to 70% of its total assets will be invested in Underlying Funds that principally invest in common stocks and other equity securities (such Underlying Funds may invest principally in specific sectors of the economy, such as healthcare, financials, real estate, and energy or in broader swaths of domestic, foreign, or global equity market;

•
30% to 70% of its net assets will be invested in Underlying Funds that principally invest in bonds and other debt securities (other than money market instruments), except during prolonged periods of low interest rates; and

•	up to 20% of its assets will be invested in Underlying Funds that principally invest in near-cash investments.
Underlying Funds that invest in bonds and other debt securities may invest in U.S. government debt, sovereign debt, U.S. and foreign corporate debt, high-yield debt (also known as “junk bonds”), U.S. government agency issued mortgage debt, structured debt, and U.S. government agency issued asset-backed securities. Such Underlying Funds may hold debt denominated in U.S. dollars or foreign currencies. The Fund has no limitation on the range of maturities or credit quality of the debt in which Underlying Funds may invest.
Underlying Funds used for real estate exposure may invest some or all of their assets in real estate investment trusts (“REITs”), and Underlying Funds used for energy exposure may invest some or all of their assets in master limited partnerships (“MLPs”), but investments in these type of Underlying Funds will not be a principal investment strategy.
In addition to the Underlying Funds, the Fund may invest in non-investment company exchange-traded products (“ETPs” and together with the Underlying Funds, “Underlying Investments”).
The Fund may invest up to 20% of its total assets in Underlying Investments that invest some or all of their assets in commodities, volatility indexes, and managed futures. The Fund may engage, on a non-principal basis, in short sales of index-related and other equity securities to reduce its equity exposure or to profit from an anticipated decline in the price of the security sold short.
The Fund will invest in Underlying Investments that may include the following equity strategies:

•	Large, mid, or small capitalization common stocks;
•	Growth stocks, value stocks, or cyclical stocks;
•	Aggressive stocks or defensive stocks;
•	Stocks in any industry or sector;
•	Stocks in emerging and less developed markets;
•	Common stocks of foreign issuers; and
•	Options.
The Leuthold Group, LLC Leuthold d/b/a Leuthold Weeden Capital Management (referred to as the “Adviser” or “Leuthold Weeden Capital Management”) selects specific Underlying Investments based on an evaluation of their market exposure, liquidity, cost, and historic tracking error relative to their underlying index or benchmark.  The Adviser continuously updates its investment discipline and adjusts the Fund’s portfolio as necessary to keep the Fund invested in Underlying Investments which the Adviser believes are the most attractive. Such adjustments usually result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund, including those related to the Fund’s Underlying Investments, are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

•
Market Risk: The prices of the securities, particularly the common stocks in which Underlying Investments may invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. In the past decade financial markets throughout the world have experienced increased volatility and heightened uncertainty.

•
Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices. Many debt securities utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. If LIBOR in its current form does not survive or if an alternative index is chosen, the market value and/or liquidity of securities with distributions or interest rates based on LIBOR could be adversely affected.

•
Credit Risk: The issuers of the bonds and other debt securities held by the Underlying Investments in which the Fund invests may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

•
Foreign and Emerging Markets Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Underlying Investments in which the Fund invests may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Policy and legislative changes in foreign countries and other events affecting global markets, such as the United Kingdom’s expected exit from the European Union (or Brexit), may contribute to decreased liquidity and increased volatility in the financial markets. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. government and the U.S. economy. The risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

•
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s Underlying Investments with underlying foreign shares and the value of your Shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests through Underlying Investments depreciates against the U.S. dollar. This is true even if the local currency value of securities held by the Fund goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning, and you may lose money.

•
High Portfolio Turnover Risk: The Fund’s annual portfolio turnover may exceed 100%. (Generally speaking, a turnover rate of 100% occurs when the Fund replaces securities valued at 100% of its average net assets within a one year period.) High portfolio turnover (100% or more) will result in the Fund incurring more transaction costs such as brokerage commissions or mark-ups or mark-downs. Payment of those transaction costs reduces total return. High portfolio turnover could result in the payment by the Fund’s stockholders of increased taxes on realized gains. Distributions to the Fund’s stockholders, to the extent they are short-term capital gains, will be taxed at ordinary income rates for federal income tax purposes, rather than at lower capital gains rates.

•
Asset Allocation Risk: The Fund’s performance will also be affected by the Adviser’s ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests. For example, the Fund’s relative investment performance would suffer if only a small portion of its assets were allocated to Underlying Investments invested in stocks during a significant stock market advance, and its absolute investment performance would suffer if a major portion of its assets were allocated to Underlying Investments invested in stocks during a market decline. Finally, since the Fund intends to assume only prudent investment risk, there will be periods in which the Fund underperforms mutual funds that are willing to assume greater risk.

•
Quantitative Investment Approach Risk: The Fund utilizes a quantitative investment approach. While the Adviser continuously reviews and refines, if necessary, its investment approach, there may be market conditions where the quantitative investment approach performs poorly.

•
Liquidity Risk: Liquidity risk is the risk, due to certain investments trading in lower volumes or to market and economic conditions, that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects based on the Fund’s valuation of the investments. Events that may lead to increased redemptions, such as market disruptions, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.

•
High-Yield Securities Risk. The Fund may invest in Underlying Investments that primarily invest in high-yield securities (also known as “junk bonds”). Although high-yield securities generally pay higher rates of interest than investment grade bonds, high-yield securities are speculative, high risk investments that may cause income and principal losses for such Underlying Investments and, consequently, negatively affect the value of the Fund’s investment in such Underlying Investments. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s exposure to high-yield securities may subject it to a substantial degree of credit risk.

•
Investment Company Risk. The risks of investing in investment companies, such as the Underlying Funds, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) an ETF’s shares may trade at a market price above or below their net asset value (“NAV”); (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

•
Managed Futures Strategy/Commodities Risk. The Fund may invest in Underlying Investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an Underlying Investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity Underlying Investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

•
Mortgage- and Asset-Backed Securities Risk. The Fund may invest in Underlying Investments that principally invest in mortgage- and asset-backed securities. Such securities are subject to credit, interest rate, prepayment, and extension risks (see “Fixed Income Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

•
REIT Investment Risk. The Fund may invest in Underlying Investments that primarily invest in REITs. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

•
Sector Risk. To the extent the Fund invests in Underlying Investments that are more heavily invested in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Small and Mid-Capitalization Company Stock Risk. The Fund may invest in Underlying Investments that primarily invest in the common stock of small- or mid-capitalization companies. Small to mid-capitalization company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-capitalization company stocks tend to be more volatile and less liquid than large company stocks.

•
New Fund Risk. The Fund is a recently organized, diversified management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

As a result, the Fund is a suitable investment only for those investors who have medium to long-term investment goals. Prospective investors who are uncomfortable with an investment that may decrease in value should not invest in the Fund. The Adviser does not intend the Fund to be a fixed, balanced investment program. Rather, the Fund is intended to be a flexible core investment suitable for long-term investors. Long-term investors may wish to supplement an investment in the Fund with other investments to satisfy their short-term financial needs and to diversify their exposure to various markets and asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website, https://funds.leutholdgroup.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.leutholdgroup.com
Leuthold Core ETF | Leuthold Core ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCR
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 326

[1]	"Other Expenses” and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[3]	The Fund’s investment adviser has contractually agreed to waive its advisory fee to the extent necessary to insure that Net Expenses (excluding Acquired Fund Fees and Expenses) do not exceed 0.65% of the average daily net assets of the Fund. The expense limitation agreement will remain in effect until January 31, 2021. The Fund’s investment adviser may recover waived fees for three years from the time the expenses were waived or incurred, provided total expenses, including such recovery, are limited to the lesser of (1) the expense limitation in effect at the time of the waiver and (2) the expense limitation in effect at the time of recovery.